UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22251

Hatteras VC Co-Investment Fund II, LLC

(Exact name of registrant as specified in charter)

6601 Six Forks Road, Suite 340

Raleigh, NC 27615

(Address of principal executive offices) (Zip code)

David B. Perkins

Hatteras Funds, LP

6601 Six Forks Road, Suite 340

Raleigh, NC 27615

(Name and address of agent for service)

Registrant’s telephone number, including area code: 919.846.2324

Date of fiscal year end: June 30

Date of reporting period: July 1, 2015 - June 30, 2016

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

PROXY VOTING RECORD

FOR PERIOD JULY 1, 2015 TO JUNE 30, 2016

NAME OF ISSUER	TICKER SYMBOL	CUSIP NUMBER	SHARE- HOLDER MEETING DATE	MATTER VOTED ON	MATTER PROPOSED BY?	DID REGISTRANT VOTE?	WHAT VOTE WAS CAST?	FOR OR AGAINST MANAGEMENT
Federated Funds	N/A	60934N203	08/06/2015	Proposal : Elect Director John T. Collins	Board of Directors	Yes	For	For Mgt.

Federated Funds	N/A	60934N203	08/06/2015	Proposal 1 : Elect Director Maureen Lally-Green	Board of Directors	Yes	For	For Mgt.

Federated Funds	N/A	60934N203	08/06/2015	Proposal 2 : Elect Director P. Jerome Richey	Board of Directors	Yes	For	For Mgt.

Federated Funds	N/A	60934N203	08/06/2015	Proposal 3 : Elect Director G. Thomas Hough	Board of Directors	Yes	For	For Mgt.

Federated Funds	N/A	60934N203	08/06/2015

Proposal 4 : Amend Declaration Of Trust to Comply with the Changes to Rule 2a-7 Including to Involuntary Redeem Shares held by Shareholders Who Do Not Meet the Qualifications for Ownership or to Comply with Applicable Laws and Regulations

					Board of Directors	Yes	For	For Mgt.

Federated Funds	N/A	60934N203	08/06/2015

Proposal 5 : Amend Declaration Of Trust to Authorize the Trust or Any Fund or Class, as Applicable, To Dissolve, Convert, Merge, Consolidate, Reorganize, Sell All or Any Part of Its Assets, Exhange Shares or Re-Domicile

					Board of Directors	Yes	For	For Mgt.

Federated Funds	N/A	60934N203	08/06/2015

Proposal 6 : Amend Declaration Of Trust to Permit Future Amendments by the Trustees, to the Extent that a Shareholder Vote is Not Required Under the 1940 Act and that those Amendments are Not in Contravention of Federal Securities Laws

				Board of Directors	Yes	For	For Mgt.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Hatteras VC Co-Investment Fund II, LLC

By (Signature and Title)*	/S/ David B. Perkins
David B. Perkins, President

Date	August 26, 2016